Subsequent Events (Details) - Subsequent Event [Member] shares in Millions	Oct. 04, 2021 USD ($) shares
Gas management operations
Subsequent Event [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 3,340,000
Teekay Lng [Member]
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	41.00%
Teekay Lng [Member] | General Partner
Subsequent Event [Line Items]
Proceeds from Sale of Interest in Partnership Unit	$ 26,400,000
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units | shares	1.6
Per share proceeds from Sale of Interest in Partnership Unit	$ 17.00
Common Class A | Teekay Corp [Domain]
Subsequent Event [Line Items]
Partners' Capital Account, Number of Units Owned by Controlling Interest	36,000,000
Capital Unit, Class A | Teekay Lng [Member]
Subsequent Event [Line Items]
Per share proceeds from Sale of Interest in Partnership Unit	$ 17.00